Fair value of financial instruments	12 Months Ended
Dec. 31, 2012
Fair value of financial instruments

8. Fair value of financial instruments

The Company adopted ASC 820, Fair Value Measurements and Disclosures effective January 1, 2009, for all financial assets and liabilities as required. This statement defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact, and the Company considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of non-performance.

The Company’s financial instruments are measured and recorded at fair value, except for cost method investments. The Company’s non-financial assets, such as goodwill, intangible assets, and property and equipment, are measured at fair value when there is an indicator of impairment and recorded at fair value only when an impairment charge is recognized.

As discussed in Note 2, the Company adopted ASC 825, which permits entities to choose to measure financial instruments and certain other items at fair value and consequently report unrealized gains and losses on these items in earnings. ASC 825 was effective for the Company’s fiscal year beginning January 1, 2009. The Company has elected the fair value option to measure its short-term available-for-sale investments.

The estimated fair value of financial assets is determined by the Company, using available market information and valuation methodologies considered to be appropriate. However, considerable judgment is required in interpreting market data to develop the estimates of fair value.

As of December 31, 2011 and 2012, the Company’s financial assets consist of cash, short-term financial instruments, accounts receivable, other current assets, accounts payable, and other current liabilities. The Company’s carrying amounts of cash and cash equivalents, short-term financial instruments, accounts receivable, other current assets, accounts payable and other current liabilities approximate fair value due to the short-term nature of these instruments.